Mineral properties, plant and equipment (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
net testing costs capitalized	$ 21,072
commissioning costs	41,205
depreciation and amortization	13,443
royalties	1,335
net of sales receipts	$ 34,313